UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments

UBS Cash Reserves Fund
Schedule of investments – January 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—26.89%
Federal Home Loan Bank
0.310%, due 02/01/13[1]	1,000,000	1,000,000
0.150%, due 06/05/13[2]	2,000,000	1,998,967
Federal Home Loan Mortgage Corp. *
0.158%, due 02/06/13[1]	3,000,000	2,999,687
Federal National Mortgage Association *
0.150%, due 03/04/13[2]	2,000,000	1,999,742
US Treasury Bill
0.010%, due 08/01/13[2]	700,000	699,627
US Treasury Notes
1.375%, due 02/15/13	2,000,000	2,000,913
1.750%, due 04/15/13	3,800,000	3,812,030
0.625%, due 04/30/13	2,000,000	2,002,248
0.375%, due 06/30/13	1,000,000	1,000,801
3.125%, due 08/31/13	1,000,000	1,016,842
2.750%, due 10/31/13	1,000,000	1,019,261
Total US government and agency obligations (cost—$19,550,118)		19,550,118
Certificates of deposit—15.00%
Banking-non-US — 9.63%
Bank of Nova Scotia
0.255%, due 02/19/13[1]	1,000,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.240%, due 04/08/13	1,000,000	1,000,000
Mizuho Corporate Bank Ltd.
0.260%, due 04/09/13	1,000,000	1,000,000
Norinchukin Bank Ltd.
0.170%, due 02/07/13	1,500,000	1,500,000
Sumitomo Mitsui Banking Corp.
0.250%, due 04/08/13	1,500,000	1,500,000
Svenska Handelsbanken AB
0.230%, due 03/13/13	1,000,000	1,000,000
		7,000,000
Banking-US — 5.37%
Branch Banking & Trust Co.
0.258%, due 02/04/13[1]	1,000,000	1,000,000
0.220%, due 02/20/13	1,000,000	1,000,000
Citibank N.A.
0.160%, due 02/05/13	1,000,000	1,000,000
0.170%, due 02/07/13	900,000	900,000
		3,900,000
Total certificates of deposit (cost—$10,900,000)		10,900,000
Commercial paper[2] —41.25%
Asset backed-auto & truck—1.38%
FCAR Owner Trust II
0.220%, due 02/01/13	1,000,000	1,000,000
Asset backed-banking US—2.06%
Atlantis One Funding
0.230%, due 03/04/13	1,500,000	1,499,703

UBS Cash Reserves Fund
Schedule of investments – January 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — 15.13%
Chariot Funding LLC
0.210%, due 03/13/13	1,000,000	999,767
Fairway Finance Corp.
0.200%, due 04/10/13	1,000,000	999,622
Jupiter Securitization Co. LLC
0.210%, due 03/06/13	1,500,000	1,499,711
Market Street Funding LLC
0.210%, due 04/08/13	1,500,000	1,499,423
Old Line Funding LLC
0.190%, due 04/17/13	1,000,000	999,604
Regency Markets No.1 LLC
0.200%, due 02/14/13	1,000,000	999,928
Salisbury Receivables Co. LLC
0.190%, due 03/08/13	1,000,000	999,815
Sheffield Receivables Corp.
0.230%, due 04/08/13	1,000,000	999,578
Thunder Bay Funding LLC
0.190%, due 04/03/13	1,000,000	999,678
Victory Receivables Corp.
0.210%, due 03/04/13	1,000,000	999,819
		10,996,945
Banking-non-US — 8.25%
Bank of Nova Scotia
0.220%, due 03/11/13	1,000,000	999,768
Caisse Centrale Desjardins du Quebec
0.230%, due 02/07/13	2,000,000	1,999,923
Oversea-Chinese Banking Corp., Ltd.
0.190%, due 02/04/13	1,000,000	999,984
Skandinaviska Enskilda Banken AB
0.215%, due 04/16/13	1,000,000	999,558
UOB Funding LLC
0.210%, due 02/22/13	1,000,000	999,878
		5,999,111
Banking-US — 10.31%
Bedford Row Funding Corp.
0.420%, due 12/16/13	500,000	498,145
BNP Paribas Finance, Inc.
0.320%, due 03/15/13	1,000,000	999,627
0.310%, due 03/28/13	1,000,000	999,526
Deutsche Bank Financial LLC
0.500%, due 03/20/13	1,000,000	999,347
Natixis US Finance Co. LLC
0.240%, due 02/04/13	1,000,000	999,980
Nordea N.A., Inc.
0.225%, due 05/10/13	1,000,000	999,388
Northern Pines Funding LLC
0.250%, due 03/04/13	1,000,000	999,785

UBS Cash Reserves Fund
Schedule of investments – January 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Banking-US— (concluded)
Toronto-Dominion Holdings USA, Inc.
0.195%, due 05/17/13	1,000,000	999,431
		7,495,229
Finance-captive automotive—1.37%
Toyota Motor Credit Corp.
0.230%, due 05/22/13	1,000,000	999,297
Finance-non-captive diversified—1.37%
General Electric Capital Corp.
0.220%, due 06/07/13	1,000,000	999,230
Insurance-life—1.38%
MetLife Short Term Funding LLC
0.210%, due 03/08/13	1,000,000	999,796
Total commercial paper (cost—$29,989,311)		29,989,311
Repurchase agreements—17.90%
Repurchase agreement dated 01/31/13 with Barclays
Capital, Inc., 0.130% due 02/01/13, collateralized
by $5,108,100 US Treasury Note, 0.250% due
08/15/15; (value—$5,100,019); proceeds:
$5,000,018	5,000,000	5,000,000
Repurchase agreement dated 01/31/13 with Deutsche
Bank Securities, Inc., 0.160% due 02/01/13,
collateralized by $5,039,000 Federal National
Mortgage Association obligation, 0.875% to
3.030% due 02/08/18 to 06/25/27 and $2,350,000
Tennessee Valley Authority Bond, 6.250% due
12/15/17; (value—$7,956,984); proceeds:
$7,800,035	7,800,000	7,800,000
Repurchase agreement dated 01/31/13 with State
Street Bank and Trust Co., 0.010% due 02/01/13,
collateralized by $222,367 Federal Home Loan
Mortgage Corp. obligations, 2.000% due 01/30/23;
(value—$216,289); proceeds: $212,000	212,000	212,000
Total repurchase agreements (cost—$13,012,000)		13,012,000
Total investments
(cost — $73,451,429 which approximates cost for federal income tax purposes) — 101.04%		73,451,429
Liabilities in excess of other assets — (1.04)%		(753,719)
Net assets (applicable to 72,720,619 shares of beneficial interest outstanding equivalent to $1.00 per share) —
100.00%		72,697,710

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency
obligations	—	19,550,118	—	19,550,118
Certificates of deposit	—	10,900,000	—	10,900,000
Commercial paper	—	29,989,311	—	29,989,311
Repurchase agreements	—	13,012,000	—	13,012,000
Total	—	73,451,429	—	73,451,429

At January 31, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	80.9
Japan	8.2
Canada	5.5
Singapore	2.7
Sweden	2.7
Total	100.0

Weighted average maturity — 48 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2013, and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rates shown are the discount rates at date of purchase.

For more information regarding the Funds other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2012.

UBS Liquid Assets Fund
Schedule of investments – January 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—21.31%
Federal Home Loan Bank
0.120%, due 03/07/13[1]	5,000,000	4,999,433
Federal Home Loan Mortgage Corp. *
0.158%, due 02/06/13[2]	21,000,000	20,997,809
US Treasury Bills
0.123%, due 02/07/13[1]	5,000,000	4,999,898
0.010%, due 08/01/13[1]	20,000,000	19,989,341
US Treasury Notes
1.375%, due 02/15/13	30,000,000	30,013,690
1.750%, due 04/15/13	30,000,000	30,094,699
0.625%, due 04/30/13	10,000,000	10,009,989
1.375%, due 05/15/13	15,000,000	15,051,745
0.375%, due 06/30/13	15,000,000	15,012,015
3.125%, due 08/31/13	10,000,000	10,168,425
0.125%, due 09/30/13	15,000,000	14,992,469
0.500%, due 11/15/13	12,000,000	12,029,523
0.750%, due 12/15/13	10,000,000	10,046,557
1.000%, due 01/15/14	5,000,000	5,038,958
Total US government and agency obligations (cost—$203,444,551)		203,444,551
Certificates of deposit—18.70%
Banking-non-US — 15.19%
Bank of Montreal
0.230%, due 03/12/13	15,000,000	15,000,000
Bank of Nova Scotia
0.255%, due 02/19/13[2]	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.240%, due 04/08/13	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
0.298%, due 02/11/13[2]	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
0.250%, due 02/14/13	2,000,000	2,000,022
0.260%, due 03/04/13	10,000,000	10,000,000
0.260%, due 04/09/13	10,000,000	10,000,000
Norinchukin Bank
0.170%, due 02/07/13	10,000,000	10,000,000
Rabobank Nederland NV
0.460%, due 03/25/13[2]	10,000,000	10,000,000
Royal Bank of Canada
0.363%, due 02/06/13[2]	12,000,000	12,000,000
Societe Generale
0.310%, due 02/01/13	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
0.170%, due 02/04/13	15,000,000	15,000,000
0.250%, due 04/08/13	11,000,000	11,000,000
Svenska Handelsbanken AB
0.230%, due 04/02/13	10,000,000	10,000,000
		145,000,022
Banking-US — 3.51%
Branch Banking & Trust Co.
0.258%, due 02/04/13[2]	13,500,000	13,500,000
0.220%, due 02/20/13	10,000,000	10,000,000

UBS Liquid Assets Fund
Schedule of investments – January 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit— (concluded)
Banking-US— (concluded)
State Street Bank and Trust Co.
0.210%, due 02/12/13	10,000,000	10,000,000
		33,500,000
Total certificates of deposit (cost—$178,500,022)		178,500,022
Commercial paper[1] —47.23%
Asset backed-auto & truck — 1.85%
FCAR Owner Trust II
0.230%, due 03/15/13	5,000,000	4,998,658
0.240%, due 03/15/13	12,680,000	12,676,450
		17,675,108
Asset backed-banking US—0.52%
Atlantis One Funding
0.170%, due 02/04/13	5,000,000	4,999,929
Asset backed-miscellaneous — 15.16%
Cancara Asset Securitisation LLC
0.200%, due 02/14/13	15,000,000	14,998,917
Chariot Funding LLC
0.250%, due 04/18/13	15,000,000	14,992,083
Gotham Funding Corp.
0.200%, due 03/05/13	15,000,000	14,997,333
Jupiter Securitization Co. LLC
0.210%, due 02/06/13	1,050,000	1,049,969
Liberty Street Funding LLC
0.220%, due 02/04/13	8,100,000	8,099,851
0.160%, due 02/22/13	5,000,000	4,999,533
0.190%, due 03/15/13	5,000,000	4,998,892
Market Street Funding LLC
0.190%, due 02/14/13	10,000,000	9,999,314
0.210%, due 03/05/13	5,000,000	4,999,067
0.210%, due 03/08/13	3,000,000	2,999,387
Nieuw Amsterdam Receivables Corp.
0.180%, due 02/21/13	1,594,000	1,593,841
Old Line Funding LLC
0.190%, due 04/17/13	5,000,000	4,998,021
Regency Markets No. 1 LLC
0.180%, due 02/01/13	6,000,000	6,000,000
0.200%, due 02/14/13	10,000,000	9,999,278
0.180%, due 02/15/13	10,000,000	9,999,300
Victory Receivables Corp.
0.190%, due 02/05/13	25,000,000	24,999,472
0.220%, due 03/08/13	5,000,000	4,998,931
		144,723,189
Banking-non-US — 7.44%
ANZ National International Ltd.
0.331%, due 03/06/13[2]	8,000,000	8,000,000
Caisse Centrale Desjardins du Quebec
0.240%, due 02/14/13	10,000,000	9,999,133

UBS Liquid Assets Fund
Schedule of investments – January 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-non-US— (concluded)
Skandinaviska Enskilda Banken AB
0.250%, due 03/01/13	10,000,000	9,998,055
0.215%, due 04/16/13	10,000,000	9,995,581
Svenska Handelsbanken, Inc.
0.250%, due 04/12/13	10,000,000	9,995,139
UOB Funding LLC
0.200%, due 02/14/13	10,000,000	9,999,278
0.210%, due 02/22/13	8,000,000	7,999,020
Westpac Securities NZ Ltd.
0.385%, due 04/02/13[2]	5,000,000	5,000,000
		70,986,206
Banking-US — 13.87%
Bedford Row Funding Corp.
0.420%, due 12/16/13	5,500,000	5,479,595
BNP Paribas Finance, Inc.
0.320%, due 03/15/13	10,000,000	9,996,267
0.310%, due 03/28/13	5,000,000	4,997,632
Deutsche Bank Financial LLC
0.500%, due 03/20/13	15,000,000	14,990,208
Natixis US Finance Co. LLC
0.230%, due 02/01/13	10,000,000	10,000,000
0.200%, due 02/04/13	10,000,000	9,999,833
Nordea North America, Inc.
0.315%, due 03/18/13	20,000,000	19,992,125
Northern Pines Funding LLC
0.270%, due 02/27/13	7,000,000	6,998,635
0.500%, due 07/01/13	10,000,000	9,979,167
Societe Generale N.A., Inc.
0.150%, due 02/01/13	15,000,000	15,000,000
State Street Corp.
0.200%, due 05/06/13	15,000,000	14,992,167
Toronto-Dominion Holdings USA, Inc.
0.195%, due 05/17/13	10,000,000	9,994,312
		132,419,941
Finance-captive automotive — 1.57%
Toyota Motor Credit Corp.
0.280%, due 03/20/13	5,000,000	4,998,172
0.230%, due 05/22/13	10,000,000	9,992,973
		14,991,145
Finance-non-captive diversified — 2.10%
General Electric Capital Corp.
0.240%, due 04/01/13	10,000,000	9,996,067
0.220%, due 06/07/13	10,000,000	9,992,300
		19,988,367
Insurance-life — 3.67%
MetLife Short Term Funding LLC
0.200%, due 02/06/13	20,000,000	19,999,444
0.210%, due 02/12/13	15,000,000	14,999,038
		34,998,482
Retail-discount—1.05%
Wal-Mart Stores, Inc.
0.090%, due 02/11/13	10,000,000	9,999,750
Total commercial paper (cost—$450,782,117)		450,782,117

UBS Liquid Assets Fund
Schedule of investments – January 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—14.81%
Repurchase agreement dated 01/31/13 with Barclays
Capital, Inc., 0.130% due 02/01/13, collateralized
by $51,080,900 US Treasury Note, 0.250% due
08/15/15; (value—$51,000,095); proceeds:
$50,000,181	50,000,000	50,000,000
Repurchase agreement dated 01/31/13 with Deutsche
Bank Securities, Inc., 0.160% due 02/01/13,
collateralized by $73,393,000 Federal Home Loan
Mortgage Corp. obligations, 0.500% to 5.500%
due 11/27/15 to 01/13/22 and $17,007,000 Federal
National Mortgage Association obligations,
1.125% due 06/27/14; (value—$92,820,605);
proceeds: $91,000,404	91,000,000	91,000,000
Repurchase agreement dated 01/31/13 with State
Street Bank and Trust Co., 0.010% due 02/01/13,
collateralized by $353,479 Federal Home Loan
Mortgage Corp. obligation, 2.000% due 01/30/23;
(value—$343,819); proceeds: $337,000	337,000	337,000
Total repurchase agreements (cost—$141,337,000)		141,337,000
Total investments
(cost — $974,063,690 which approximates cost for federal income tax purposes) — 102.05%		974,063,690
Liabilities in excess of other assets — (2.05)%		(19,593,377)
Net assets (applicable to 954,477,385 shares of beneficial interest outstanding equivalent
to $1.00 per share) — 100.00%		954,470,313

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency
obligations	—	203,444,551	—	203,444,551
Certificates of deposit	—	178,500,022	—	178,500,022
Commercial paper	—	450,782,117	—	450,782,117
Repurchase agreements	—	141,337,000	—	141,337,000
Total	—	974,063,690	—	974,063,690

At January 31, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	76.3
Japan	9.0
Canada	5.4
Sweden	4.1
Singapore	1.9
Australia	1.3
France	1.0
Netherlands	1.0
Total	100.0

Weighted average maturity—52 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2013 and changes periodically. The maturity date reflects earlier of reset dates or stated maturity date.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2012.

UBS Money Series

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) require disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In January 2013 Accounting Standards Update 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

UBS Money Series

UBS Select Prime Institutional Fund
This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 1/31/13 were $6,361,696,038.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund
This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 1/31/13 were $4,568,389,402.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund
This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 1/31/13 were $729,664,192.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund
This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 1/31/13 were $10,131,223,386.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund
This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 1/31/13 were $6,065,318,590.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund
This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 1/31/13 were $211,166,111.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund
This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Investor Fund as of 1/31/13 were $361,388,461.

(Master Trust 1940 Act File Number is 811-22078)

UBS Money Series

UBS Select Treasury Investor Fund
This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Investor Fund as of 1/31/13 were $348,461,443.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund
This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Investor Fund as of 1/31/13 were $31,138,737.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Capital Fund
This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Capital Fund as of 1/31/13 were $2,844,891,847.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Capital Fund
This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Capital Fund as of 1/31/13 were $1,587,956,306.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Capital Fund
This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Capital Fund as of 1/31/13 were $888,608,916.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2013